Property, Plant and Equipment, Net - Summary of Property Plant and Equipment, Net (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 1,662.7	$ 1,405.2
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	7.1	6.7
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	53.6	52.4
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	765.2	697.6
Computer hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	5.8	4.0
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	6.4	6.2
Property under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 824.6	$ 638.3